Income Tax (Tables)	9 Months Ended
Sep. 30, 2025
Income Tax [Abstract]
Schedule of Income Tax Expenses
	As of
	September 30, 2024	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	RM	Convenience Translation USD
Tax payable
As at beginning of the year/period	1,632,210	1,632,210	3,918,926	930,950
Tax expenses	1,260,820	2,289,416	1,600,726	380,256
Tax payment	-	(2,700)	(1,043,652)	(247,922)
As at end of the year/period	2,893,030	3,918,926	4,476,000	1,063,284

Deferred tax liabilities
Accelerated tax depreciation
As at beginning of the year/period	823,938	823,938	907,405	215,556
Tax expenses	319,944	83,467	46,120	10,956
As at end of the year/period	1,143,882	907,405	953,525	226,512

Income tax expenses
- Current year/period	1,260,820	2,289,416	1,600,726	380,256
- Origination of temporary differences	319,944	83,467	46,120	10,956
Total income tax expenses	1,580,764	2,372,883	1,646,846	391,212

Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate

A reconciliation between tax expense and the product of accounting profit multiplied by applicable corporate tax rate for the financial years ended September 30, 2024, December 31, 2024 and September 30, 2025 were as follows:

	As of
	September 30, 2024	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	RM	Convenience Translation USD
Tax reconciliation
Profit before tax	4,944,285	9,538,393	12,625,460	2,999,206
Tax calculated at tax rate of 24%	1,186,628	2,289,214	3,030,110	719,810
Effects of:
- Lower domestic tax rate applicable to respective profits**	(37,698)	(38,371)	(45,000)	(10,690)
- Different tax rates in jurisdiction*	251,474	204,530	(1,320,716)	(313,739)
- Non-allowable expenditure	318,038	58,838	430,471	102,259
- Income not subject to tax	(46,202)	(61,405)	(80,364)	(19,091)
- Utilization of capital allowance	(91,476)	(79,923)	(367,655)	(87,337)
Tax expenses	1,580,764	2,372,883	1,646,846	391,212

*	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.

**	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM 2.5 million and a gross business income of not more than RM 50 million are taxed at different rates based on their taxable profit. The first RM 150,000 is taxed at 15%, the next RM 450,000 (up to RM 600,000) at 17%, and any amount exceeding RM 600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.